Non-Controlling Interest in Consolidated Subsidiaries - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018
FEMSA Comercio Health Division [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Interest not held by non controlling interest	40.00%
Description of option contract with noncontrolling interest	(i) 42-months after the initial acquisition, upon the occurrence of certain events and (ii) 60 months after the initial acquisition, in any event, FEMSA Comercio – Health Division can call the remaining 40% non-controlling interest beginning on the seventh
Solistica [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Description of option contract with noncontrolling interest	(i) at any time after the acquisition date upon the occurrence of certain events and (ii) annually from January through April, after the third anniversary of the acquisition date. In any event, the Company through one of its subsidiaries can call the remaining 20% non-controlling
Interest held by non controlling interest	20.00%